UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F-NT
     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended December 31, 2000.
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If Amended report check here:

Seligman Henderson Co.
Name of Institutional Investment Manager

100 Park Avenue                     New York         New York          10017
Business Address (Street)          (City)           (State)            (Zip)

Lawrence P. Vogel, Treasurer                                    (212) 850-1864
Name, Title, and Phone No. of Person Duly Authorized to Submit This Report. -----------------------------------ATTENTION----------------------------------
           Intentional    misstatements or omissions of facts constitute Federal
                          Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
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       The  institutional  investment  manager  submitting  this  Form  and  its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
       Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 8th day of February, 2000.

                                      Seligman Henderson Co.
                                     (Name of Institutional Investment Manager)

                                      /s/ Lawrence P. Vogel
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             (Manual Signature of Person Duly Authorized to submit This Report)


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                             Seligman Henderson Co.
                                    Form 13F-NT


Form 13F for the Quarter ended December 31, 2000, has been filed by J. & W Seligman & Co. Incorporated on behalf of the above corporation.


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